Special Charges (Tables)	12 Months Ended
Dec. 31, 2012
Special Charges by Segment

The following table details the special charges by segment:

	For the years ended December 31,
	2012	2011	2010
Corporate Finance/Restructuring	$11,332	$9,440	$8,561
Forensic and Litigation Consulting	8,276	839	6,196
Economic Consulting	991	2,093	6,667
Technology	3,114	—	15,913
Strategic Communications	4,712	—	9,044

	28,425	12,372	46,381
Unallocated Corporate	1,132	2,840	4,750

Total	$29,557	$15,212	$51,131

Schedule of Special Charges Reserve by Type of Cost

Activity related to the liability for these costs for the years ended December 31, 2012 and 2011 is as follows:

	Employee Termination Costs	Lease Termination Costs	Total
Balance December 31, 2010	$1,920	$2,762	$4,682
Additions	10,370	—	10,370
Payments	(7,388)	(2,646)	(10,034)
Foreign currency translation adjustment and other	(144)	(116)	(260)

Balance December 31, 2011	4,758	—	4,758

Additions	14,276	10,274	24,550
Payments	(11,803)	(1,757)	(13,560)
Foreign currency translation adjustment and other	(535)	—	(535)

Balance December 31, 2012	$6,696	$8,517	$15,213